UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes        Isle of Man             May 15, 2013
--------------------  ------------------      --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             19
                                               -------------

Form 13F Information Table Value Total:          $139,534
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM            032511107   10,441   119,389 SH       SOLE                  119,389
BALTIC TRADING LIMITED       COM            Y0553W103    1,476   361,000 SH       SOLE                  361,000
CAMERON INTERNATIONAL CORP   COM            13342B105   10,856   166,510 SH       SOLE                  166,510
CLEAN ENERGY FUELS CORP      COM            184499101    4,713   362,674 SH       SOLE                  362,674
COBALT INTL ENERGY INC       COM            19075F106    8,316   294,903 SH       SOLE                  294,903
DRESSER-RAND GROUP INC       COM            261608103    5,215    84,600 SH       SOLE                   84,600
FIRST SOLAR INC              COM            336433107    6,238   231,428 SH       SOLE                  231,428
FMC TECHNOLOGIES INC         COM            30249U101   10,441   192,000 SH       SOLE                  192,000
FUEL SYS SOLUTIONS INC       COM            35952W103    2,484   150,925 SH       SOLE                  150,925
GARDNER DENVER INC           COM            365558105    5,444    72,500 SH       SOLE                   72,500
KOSMOS ENERGY LTD            SHS            G5315B107    2,632   233,000 SH       SOLE                  233,000
NATIONAL OILWELL VARCO INC   COM            637071101    4,987    70,500 SH       SOLE                   70,500
NISOURCE INC                 COM            65473P105   15,854   540,400 SH       SOLE                  540,400
PACIFIC DRILLING SA LUXEMBOU REG SHS        L7257P106    4,311   426,813 SH       SOLE                  426,813
POWER ONE INC NEW            COM            73930R102    5,837 1,410,000 SH       SOLE                1,410,000
SAFE BULKERS INC             COM            Y7388L103    9,222 1,859,337 SH       SOLE                1,859,337
SCORPIO TANKERS INC          SHS            Y7542C106   17,441 1,955,220 SH       SOLE                1,955,220
SUNPOWER CORP                COM            867652406    8,598   745,119 SH       SOLE                  745,119
TRANSOCEAN LTD               REG SHS        H8817H100    5,028    96,765 SH       SOLE                   96,765

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